Segment Reporting - Summary of Segment Reporting Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues:
Revenues from services	¥ 290,738	$ 39,831	¥ 345,030	¥ 391,548
Revenues from sales of products	225,084	30,836	192,405	171,690
Total revenues	515,822	70,667	537,435	563,238
Cost of revenues:	(153,422)	(21,020)	(174,208)	(183,199)
Gross profit	362,400	49,647	363,227	380,039
Central laboratory business [Member]
Revenues:
Revenues from services	175,649	24,064	232,812	314,770
Revenues from sales of products	0	0	0	0
Total revenues	175,649	24,064	232,812	314,770
Cost of revenues:	(33,808)	(4,632)	(49,473)	(82,123)
Gross profit	141,841	19,432	183,339	232,647
In-hospital business [Member]
Revenues:
Revenues from services	(592)	(81)	(3,704)	3,606
Revenues from sales of products	225,084	30,836	192,405	171,690
Total revenues	224,492	30,755	188,701	175,296
Cost of revenues:	(65,099)	(8,919)	(72,570)	(63,296)
Gross profit	159,393	21,836	116,131	112,000
Pharma research and development services [Member]
Revenues:
Revenues from services	115,681	15,848	115,922	73,172
Revenues from sales of products	0	0	0	0
Total revenues	115,681	15,848	115,922	73,172
Cost of revenues:	(54,515)	(7,469)	(52,165)	(37,780)
Gross profit	¥ 61,166	$ 8,379	¥ 63,757	¥ 35,392